Property and Equipment, Net (Details) - Schedule of composition and changes - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost, Beginning balance	₪ 380	₪ 236
Additions	62	144
Cost, Ending balance	442	380
Accumulated depreciation
Accumulated depreciation, Beginning balance	142	81
Depreciation	82	61
Accumulated depreciation, Ending balance	224	142
Depreciated cost:
Balance	218	238
Computers [Member]
Cost
Cost, Beginning balance	248	129
Additions	62	119
Cost, Ending balance	310	248
Accumulated depreciation
Accumulated depreciation, Beginning balance	113	63
Depreciation	70	50
Accumulated depreciation, Ending balance	183	113
Depreciated cost:
Balance	127	135
Office Furniture and Equipment [Member]
Cost
Cost, Beginning balance	66	58
Additions		8
Cost, Ending balance	66	66
Accumulated depreciation
Accumulated depreciation, Beginning balance	20	15
Depreciation	5	5
Accumulated depreciation, Ending balance	25	20
Depreciated cost:
Balance	41	46
Leasehold Improvements [Member]
Cost
Cost, Beginning balance	66	49
Additions		17
Cost, Ending balance	66	66
Accumulated depreciation
Accumulated depreciation, Beginning balance	9	3
Depreciation	7	6
Accumulated depreciation, Ending balance	16	9
Depreciated cost:
Balance	₪ 50	₪ 57